StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated - 34.4% of NAV					1,2,3,4
Europe - 1.1% of NAV
Altimeter Pilot Fund I, L.P.	Venture Capital	05/08/2025	$11,083,009	$21,766,797	*
Fund J-1, a series of Riot Ventures Opportunity Fund, L.P.	Venture Capital	08/25/2025	1,103,798	1,078,049	*
Monzo Bank Holding Group Limited (1,144,930 preferred shares)	Venture Capital	03/05/2024	19,474,131	29,158,791	*,5,6
Total Europe			$31,660,938	$52,003,637

North America - 32.1% of NAV
8VC AI Fund III, LLC	Venture Capital	08/13/2025	$11,520,000	$15,419,840	*
8VC AI Fund IV, LLC	Venture Capital	10/15/2025	14,620,000	14,620,000	*
8VC ANSF SPV I, LLC	Venture Capital	07/16/2024	3,613,856	6,185,217	*
8VC CBSB, LLC	Venture Capital	10/27/2025	18,000,000	18,000,000	*
8VC CHSB SPV, LLC	Venture Capital	08/02/2024	6,400,000	28,355,017	*
8VC ERSA SPV, LLC	Venture Capital	07/18/2025	6,525,000	10,545,804	*
8VC LBSD SPV, LLC	Venture Capital	03/27/2025	15,750,000	15,750,000	*
ACN5 LLC	Venture Capital	10/21/2025	17,000,000	16,971,100	*
AcuityMD, Inc. (514,711 preferred shares)	Venture Capital	04/12/2024	3,832,394	4,627,201	*,5
Altimeter Atlas Fund I, L.P.	Venture Capital	05/08/2025	4,798,359	4,791,639	*
Altimeter Growth Co-Invest IV, L.P.	Venture Capital	09/05/2024	29,433,949	41,816,582	*,⁺
Altimeter Growth Co-Invest V, L.P.	Venture Capital	09/30/2024	22,579,800	52,696,983	*
Altimeter Growth Olympic Fund II, L.P.	Venture Capital	04/04/2025	13,517,609	20,237,298	*
Altimeter Growth Olympic Fund III, L.P.	Venture Capital	07/01/2025	12,826,880	19,190,365
Altimeter Kilauea Fund I, L.P.	Venture Capital	11/21/2025	8,608,368	8,500,000	*
Altimeter Vesuvius Fund I L.P.	Venture Capital	11/26/2025	—	—	*,⁺
Anduril Industries, Inc. (65,393 preferred shares)	Venture Capital	03/20/2025	2,673,449	2,673,449	*,5
Apex Technology, Inc. (924,758 preferred shares)	Venture Capital	04/16/2025	9,754,609	10,589,126	*,5
ASA4 LLC	Venture Capital	06/12/2024	8,900,000	11,940,252	*
Atticus Labs, Inc. (307,490 preferred shares)	Venture Capital	04/09/2025	5,080,679	5,080,565	*,5
Black Forest Labs Inc. (82,177 preferred shares)	Venture Capital	11/21/2025	19,373,220	19,373,220	*,5
Boldstart Cardinal, LLC	Venture Capital	06/04/2025	1,400,631	1,383,369	*
BSV Holdings I LP	Venture Capital	03/10/2025	1,828,174	1,813,268	*,⁺
Caffeinated Capital Saronic SPV II, LLC	Venture Capital	01/28/2025	28,500,000	28,492,587	*
Caffeinated Capital Varda SPV II, LLC	Venture Capital	09/05/2024	3,900,000	6,356,304	*
Canto of Arcadia, LP	Venture Capital	09/02/2025	879,724	803,150	*
Canto of Jupiter II, LP	Venture Capital	09/25/2025	1,170,989	1,104,707	*
Chaos Industries, Inc. (305,262 preferred shares)	Venture Capital	04/25/2025	33,249,495	42,412,064	*,5
CIV TNC SPV I, LLC	Venture Capital	04/16/2025	4,766,158	4,758,885	*
Colony Labs, Inc. (1,831,998 preferred shares)	Venture Capital	10/22/2025	14,856,953	14,856,954	*,5
Cosmic 20252, L.P.	Venture Capital	05/02/2025	8,000,000	8,000,000	*
Creatio Inc. (7,609 preferred shares)	Venture Capital	06/10/2024	778,806	778,806	*,5
Crusoe Inc. (107,132 preferred shares)	Venture Capital	10/08/2025	8,999,973	11,570,256	*,5
CRV Select II-V, LP	Venture Capital	05/06/2024	9,630,590	24,737,962	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Cube Planning Inc. (277,368 preferred shares)	Venture Capital	12/15/2023	$1,431,302	$1,431,302	*,5
Cyware Labs, Inc. ($52,206 principal amount, 10.00%, 03/26/2027)	Venture Capital	12/15/2025	52,206	52,206	5
Cyware Labs, Inc. (16,739 preferred shares)	Venture Capital	11/08/2023	188,612	188,612	*,5
Databricks, Inc. (111,842 preferred shares)	Venture Capital	12/16/2025	21,249,980	21,249,980	*,5
Duplocloud, Inc. (181,320 preferred shares)	Venture Capital	11/01/2023	1,675,406	2,044,382	*,5
Elephant Partners 2023 SPV-A, L.P.	Venture Capital	05/19/2023	34,665,443	37,567,672	*
Ensemble Continuation Fund LLC - Series Saronic	Venture Capital	07/10/2024	4,571,429	12,783,672	*
Etched.ai, Inc. (67,513 preferred shares)	Venture Capital	12/30/2025	1,039,078	1,039,078	*,5,12
FE IV Co-Invest FA, L.P.	Growth Equity	07/31/2024	4,360,115	8,247,933	*
FE IV Co-Invest SO, L.P.	Growth Equity	10/24/2024	36,814,573	39,388,324	*
Federato Technologies, Inc. (1,277,740 preferred shares)	Venture Capital	11/15/2024	9,538,093	18,716,770	*,5
FLB Partners B, LP	Venture Capital	05/14/2025	18,200,000	42,760,619	*
Fleet Data Centers I, LP	Other	10/08/2025	2,250,244	—	*,⁺
Georgian Fund VI C Invest LP	Venture Capital	11/14/2024	17,682,873	28,374,854	*,⁺
Hadrian Automation, Inc. (201,307 preferred shares)	Venture Capital	12/19/2025	3,701,832	3,701,834	*,5
Hello Cake, Inc. (3,248,958 preferred shares)	Venture Capital	09/11/2024	8,282,602	13,455,235	*,5
HotWheels Co-Invest LP	Venture Capital	07/09/2025	13,793,280	13,793,280	*,⁺
ICONIQ Strategic Partners VI Co-Invest, L.P. - Series N-B3	Venture Capital	07/14/2025	8,700,000	9,662,051	*
Ilumed Parent LLC (1,320 preferred shares)	Growth Equity	08/19/2024	9,493,125	12,801,360	*,5,7
Infinite Uptime, Inc. (231,940 preferred shares)	Venture Capital	01/06/2025	1,813,377	1,813,377	*,5
Interlagos I, LLC, an Interlagos Capital Fund	Venture Capital	08/25/2025	6,781,223	6,771,754	*
Interlagos II, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	1,818,640	1,814,570	*
Interlagos III, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	624,787	620,277	*
KA Venture Investments Holdings, LLC	Venture Capital	10/15/2024	989,115	1,772,364	*
Kindred GMF1, L.P.	Venture Capital	05/23/2025	3,480,006	7,633,467	*
KoBold Metals Company (430,512 preferred shares)	Venture Capital	12/05/2024	40,217,438	48,480,645	*,5
Lavrock-Castelion-P, LLC	Venture Capital	08/06/2025	6,308,162	6,303,910	*
LGF SUNNY MOMENTUM, L.P.	Venture Capital	04/30/2025	4,572,750	4,567,972	*
Lightspeed C Holdings, LLC	Venture Capital	11/12/2025	5,388,584	5,335,232	*
MC Tech IV (Co-Invest), LP	Venture Capital	04/04/2025	6,808,052	22,662,207	*
MTS Belmont Holdings, L.P.	Growth Equity	06/03/2025	28,203,560	28,203,560	*
NEA CH SPV, L.P.	Venture Capital	05/09/2024	1,952,874	2,348,517	*
NEA SH 2025 SPV, L.P.	Venture Capital	06/24/2025	8,733,796	8,698,374	*
Overhaul Group, Inc. (830,940 preferred shares)	Venture Capital	02/01/2023	10,416,248	16,652,785	*,5
Overland AI Inc. (482,503 preferred shares)	Venture Capital	11/24/2025	4,399,993	4,399,993	*,5
Peak Topco Inc. (2,667 common shares)	Growth Equity	08/23/2024	2,248,390	3,200,000	*,5,⁺
PMRP, LLC	Venture Capital	09/08/2025	8,516,900	10,766,539	*
Poolside, Inc. (160,443 preferred shares)	Venture Capital	07/11/2024	12,226,575	31,053,470	*,5
Project Shamrock, LLC	Venture Capital	10/14/2025	21,515,049	21,515,049	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
PushPress, Inc. (760,282 preferred shares)	Venture Capital	10/17/2024	$5,350,333	$5,350,333	*,5
Rasa Technologies Inc. (361,126 preferred shares)	Venture Capital	12/06/2023	1,651,249	1,651,249	*,5
Redpoint Omega IV-C, L.P.	Venture Capital	06/28/2024	6,565,911	10,168,839	*
RPIII FB Co-Invest LLC	Growth Equity	03/02/2023	4,025,684	4,734,000	*,7
S Squared - HAD LP	Venture Capital	06/18/2025	469,168	759,427	*
Saronic Technologies, Inc. (413,421 preferred shares)	Venture Capital	07/11/2024	2,825,076	6,405,586	*,5
Shrug Opportunities & Natural Capital LP	Venture Capital	10/11/2024	22,695,000	37,549,448	*
Sift Stack, Inc. (797,607 preferred shares)	Venture Capital	07/18/2025	5,687,815	5,687,815	*,5
SiMa Technologies, Inc. ($4,265,865 principal amount, 7.50%, 12/31/2027)	Venture Capital	07/18/2025	4,265,865	4,265,865	5
StepStone VC PVP Follow-On, LLC	Venture Capital	09/11/2024	53,193	50,059	*
Teamshares Inc. (5,714 preferred shares)	Venture Capital	06/20/2024	436,131	282,266	*,5
Telstar4Ever by XYZ, LLC	Venture Capital	09/29/2025	4,536,000	4,536,000	*
Temporal Technologies Inc. (73,765 preferred shares)	Venture Capital	02/03/2025	4,371,343	6,096,677	*,5
ThreatLocker, Inc. (827,118 preferred shares)	Venture Capital	04/08/2024	42,211,570	48,154,314	*,5
Thrive Capital Partners IX Growth-C, LLC	Venture Capital	12/16/2024	7,617,428	15,601,717	*
Thrive Capital Partners IX Growth-F, LLC	Venture Capital	04/02/2025	27,135,315	68,073,947	*
Transcend Inc. (265,808 preferred shares)	Venture Capital	12/29/2023	2,785,645	2,785,641	*,5
TurbineOne, Inc. (54,690 preferred shares)	Venture Capital	05/07/2025	1,493,494	1,493,496	*,5
unitQ inc. (614,975 preferred shares)	Venture Capital	04/19/2024	2,536,280	2,536,280	*,5
Valor Summit 1.0 L.P.	Venture Capital	10/30/2024	32,356,940	105,919,180	*,⁺
Vercel Inc. (54,767 preferred shares)	Venture Capital	09/26/2025	10,999,952	10,999,952	*,5
VY Cerebrum, L.P.	Venture Capital	05/27/2025	9,202,532	9,165,439	*,⁺
WndrCo Holdings M C SPV LP	Venture Capital	05/02/2025	10,137,918	10,046,918	*
X.AI Holdings Corp. (2,151,986 preferred shares)	Venture Capital	05/10/2024	111,999,962	162,388,864	*,5
Total North America			$1,048,885,181	$1,501,008,508

Rest of World - 1.2% of NAV
Columbia XIG Co-Invest, L.P.	Venture Capital	11/25/2025	$—	$—	*,⁺
KA CT, LLC	Venture Capital	01/02/2024	2,190,000	2,899,245	*,8
Lyka Wellness Pty Ltd (29,344 preferred shares)	Venture Capital	04/25/2023	2,871,103	5,734,270	*,5,6
Rei do Pitaco Limited	Venture Capital	06/28/2024	3,325,000	3,325,000	*,5,9
Zencity Technologies Ltd. (575,444 preferred shares)	Venture Capital	05/15/2024	5,852,957	5,852,957	*,5
Zepto Limited (61,513,005 preferred shares)	Venture Capital	08/24/2023	17,778,155	36,370,029	*,5
Total Rest of World			$32,017,215	$54,181,501
Total Non-Controlled/Non-Affiliated Primary Direct Investments			$1,112,563,334	$1,607,193,646

Primary Investments - Non-Controlled/Non-Affiliated - 1.8% of NAV					1,2,3,4
North America - 1.8% of NAV
8VC DSS A, L.P.	Venture Capital	02/28/2025	$41,400,000	$45,998,180	*,⁺
Altimeter Venture Partners Fund VII, L.P.	Venture Capital	11/08/2024	17,167,793	23,337,617	*,⁺
BVP Forge II Institutional A, L.P.	Growth Equity	11/12/2025	—	—	*,⁺
Cantos Ventures IV, L.P.	Venture Capital	09/25/2025	154,659	154,659	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Cosmic - Aleph 4, L.P.	Venture Capital	09/10/2025	$219,956	$217,101	*,⁺
Cosmic - Bet 4 Durable, L.P.	Venture Capital	09/10/2025	103	—	*,⁺
Cosmic - Bet 4, L.P.	Venture Capital	09/10/2025	4,692,179	4,628,096	*,⁺
HX One L.P.	Venture Capital	04/08/2025	8,053,500	7,797,545	*,⁺
Interlagos Fund I, LP	Venture Capital	09/24/2025	949,044	822,963	*,⁺
Marathon Management Partners Fund I, LP	Venture Capital	04/25/2025	1,144,876	1,457,482	*,⁺
Thrive Capital Partners X Opportunity Fund, L.P.	Venture Capital	10/24/2025	—	—	*,⁺
Total North America			$73,782,110	$84,413,643
Total Non-Controlled/Non-Affiliated Primary Investments			$73,782,110	$84,413,643

Secondary Direct Investments - Non-Controlled/Non-Affiliated - 14.2% of NAV					1,2,3,4
Europe - 1.0% of NAV
Monzo Bank Holding Group Limited (1,772,343 preferred shares)	Venture Capital	05/03/2024	$33,024,390	$45,137,588	*,5,6
Total Europe			$33,024,390	$45,137,588

North America - 13.1% of NAV
AcuityMD, Inc. (40,288 preferred shares)	Venture Capital	12/22/2025	$362,185	$362,184	*,5
Anduril Industries, Inc. (91,127 common shares)	Venture Capital	05/14/2024	2,514,476	3,725,526	*,5
Anduril Industries, Inc. (251,681 preferred shares)	Venture Capital	08/05/2024	7,677,221	10,289,423	*,5
Atticus Labs, Inc. (25,624 preferred shares)	Venture Capital	05/23/2025	432,565	423,378	*,5
BuildOps, Inc. (222,285 preferred shares)	Venture Capital	09/27/2023	229,865	499,297	*,5
Carry Technologies Inc. (32,519 common shares)	Venture Capital	04/28/2025	1,753,385	1,753,385	*,5
Castelion Corporation (1,476 preferred shares)	Venture Capital	12/31/2025	219,924	181,945	*,5
Chaos Industries, Inc. (34,481 preferred shares)	Venture Capital	07/30/2025	2,500,014	4,790,673	*,5
Contentful Global, Inc. (74,057 preferred shares)	Venture Capital	06/13/2023	970,147	970,147	*,5
Creatio Inc. (15,127 common shares)	Venture Capital	06/10/2024	1,426,792	1,548,298	*,5
Creatio Inc. (32,501 preferred shares)	Venture Capital	06/10/2024	3,326,585	3,326,585	*,5
Crusoe, Inc. (12,847 preferred shares)	Venture Capital	12/22/2025	1,284,700	1,387,476	*,5
Cube Planning Inc. (15,142 preferred shares)	Venture Capital	01/29/2024	57,947	78,137	*,5
Cyware Labs, Inc. (78,769 common shares)	Venture Capital	11/08/2023	754,418	609,373	*,5
Databricks, Inc. (27,718 common shares)	Venture Capital	12/01/2025	4,157,700	5,266,420	*,5
Databricks, Inc. (536,745 preferred shares)	Venture Capital	12/01/2025	80,511,750	101,981,550	*,5
Duplocloud, Inc. (22,402 preferred shares)	Venture Capital	11/01/2023	159,493	252,583	*,5
Federato Technologies, Inc. (122,707 preferred shares)	Venture Capital	11/15/2024	1,417,734	1,797,454	*,5
GlossGenius, Inc. (11,136 common shares)	Venture Capital	11/16/2023	282,909	618,167	*,5
Hadrian Automation, Inc. (26,352 preferred shares)	Venture Capital	10/14/2025	267,839	484,587	*,5
HyperNative Inc. (171,481 preferred shares)	Venture Capital	05/07/2025	4,549,991	4,549,991	*,5
KoBold Metals Company (25,971 preferred shares)	Venture Capital	02/05/2025	2,207,440	2,924,636	*,5
KoBold Metals Company (4,594 common shares)	Venture Capital	07/07/2025	390,614	517,338	*,5

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Kong Inc. (1,211,663 preferred shares)	Venture Capital	10/10/2024	$12,123,382	$12,412,033	*,5
Maven Clinic Co. (254,542 preferred shares)	Venture Capital	08/16/2024	4,522,931	4,522,931	*,5
Outreach Corporation (225,367 common shares)	Venture Capital	06/14/2023	1,802,939	901,468	*,5
Postman, Inc. (354,691 preferred shares)	Venture Capital	09/26/2025	4,078,947	4,665,357	*,5
PushPress, Inc. (400,842 preferred shares)	Venture Capital	10/17/2024	2,820,845	2,820,845	*,5
Saronic Technologies, Inc. (430,576 common shares)	Venture Capital	07/23/2024	3,627,978	6,671,388	*,5
Solutions By Text Holdco Inc. (268,109 common shares)	Growth Equity	05/16/2024	1,730,435	2,512,718	*,5
Space Exploration Technologies Corp. (222,244 common shares)	Venture Capital	04/26/2024	33,915,083	93,564,724	*,5
Space Exploration Technologies Corp. (58,321 preferred shares)	Venture Capital	09/16/2025	123,640,520	245,531,410	*,5
Teamshares Inc. (17,142 preferred shares)	Venture Capital	09/27/2023	1,308,392	846,798	*,5
ThreatLocker, Inc. (544,041 preferred shares)	Venture Capital	04/08/2024	22,848,548	31,673,741	*,5
TurbineOne, Inc. (39,062 preferred shares)	Venture Capital	05/07/2025	1,066,719	1,066,721	*,5
Vacation Inc. (1,061,681 preferred shares)	Venture Capital	02/12/2024	3,198,070	8,219,853	*,5
Vannevar Labs, Inc. (58,103 common shares)	Venture Capital	03/06/2025	3,704,261	3,698,192	*,5
Vannevar Labs, Inc. (82,416 preferred shares)	Venture Capital	02/18/2025	5,254,296	5,245,688	*,5
Vercel Inc. (82,151 preferred shares)	Venture Capital	11/13/2025	16,500,028	16,500,028	*,5
Vercel Inc. (82,151 common shares)	Venture Capital	11/13/2025	16,500,248	16,500,028	*,5
Vetro, Inc. (273,397 preferred shares)	Growth Equity	08/08/2025	4,272,645	6,387,675	*,5
Total North America			$380,371,961	$612,080,151

Rest of World - 0.1% of NAV
Lyka Wellness Pty Ltd (7,809 preferred shares)	Venture Capital	05/02/2024	$671,181	$1,525,999	*,5,6
Zepto Limited (2,156,326 common shares)	Venture Capital	01/08/2024	210,266	1,034,229	*,5
Zepto Limited (896,393 preferred shares)	Venture Capital	06/05/2024	214,630	538,905	*,5
Total Rest of World			$1,096,077	$3,099,133
Total Non-Controlled/Non-Affiliated Secondary Direct Investments			$414,492,428	$660,316,872

Secondary Investment Funds - Non-Controlled/Non-Affiliated - 48.9% of NAV					1,2,3,4
Europe - 4.1% of NAV
Glade Brook Private Investors XLIII LP	Venture Capital	08/01/2025	$106,250,000	$121,365,524	*
MVII Parloa SPV-B, L.P.	Venture Capital	06/25/2025	11,943,022	27,124,273	*
SilverTree Equity VIII LP	Growth Equity	04/10/2025	44,951,353	44,219,088	*,⁺
Total Europe			$163,144,375	$192,708,885

North America - 43.4% of NAV
137 Holdings AI II, LLC	Venture Capital	02/21/2024	$12,500,609	$28,350,538	*
137 Holdings SXXI, LLC	Venture Capital	03/18/2024	12,699,000	49,902,362	*
8VC ANSD SPV GP, LLC	Venture Capital	11/26/2025	4,268,532	1,820,981	*
8VC ANSD SPV, L.P.	Venture Capital	11/26/2025	905,565	631,709	*
8VC Opportunities Fund II, L.P.	Venture Capital	12/31/2025	7,725,421	11,540,155	*
AH Parallel Fund IV-Q, L.P.	Venture Capital	07/01/2023	168,368	161,150	*,8
Altimeter Atlas Fund II, L.P.	Venture Capital	06/12/2025	896,173	892,803	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Altimeter Premier Growth VIII, L.P.	Venture Capital	11/14/2025	$9,558,792	$9,266,053	*,⁺
Amaranth DC Holdings, LP	Growth Equity	02/23/2024	13,938,639	16,932,524
Amplify Partners II, L.P.	Venture Capital	04/14/2025	280,877	227,328	*,⁺
Amplify Partners III, L.P.	Venture Capital	04/14/2025	3,380,294	4,734,230	*
Amplify Partners Select Fund IV, L.P.	Venture Capital	04/14/2025	345,004	472,779	*,⁺
Andreessen Horowitz Fund IV-Q, L.P.	Venture Capital	07/01/2023	358,282	297,213	*,8
Arctos Sports Partners Elvis Co-Invest II LP	Growth Equity	12/18/2025	14,914,775	14,164,400	*,6
Arctos Sports Partners Fund II, LP	Venture Capital	10/07/2025	4,680,536	4,678,153	*,6
Ardent GB Holdings, LP	Venture Capital	03/21/2024	2,723,400	2,712,214	*
ARP4 II LLC	Venture Capital	07/28/2025	34,800,000	47,675,653	*
ARP4 LLC	Venture Capital	03/20/2025	20,768,665	41,537,330	*
ASY5 LLC	Venture Capital	08/08/2025	30,450,000	34,272,787	*
Backend Capital, a series of Backend Capital, LP	Venture Capital	08/29/2023	689,809	1,929,718	*
Betaworks Ventures 1.0, LP	Venture Capital	01/24/2023	5,221,432	23,944,501	*,⁺
Betaworks Ventures 2.0, LP	Venture Capital	01/24/2023	1,976,935	2,034,843	*,⁺
Betaworks Ventures 3.0, LP	Venture Capital	01/24/2023	1,320,000	1,259,125	*,⁺,8
Boldstart Opportunities I L.P.	Venture Capital	04/17/2024	249,020	298,006	*
Boldstart Ventures II L.P.	Venture Capital	06/30/2024	3,714,606	4,901,658	*,⁺
Boldstart Ventures III L.P.	Venture Capital	04/17/2024	3,111,579	5,251,506	*
Caffeinated Capital Venture Fund IV, LP	Venture Capital	06/17/2025	5,905,074	8,037,392	*,⁺
Caffeinated Capital Venture Fund V, LP	Venture Capital	07/01/2025	936,995	927,014	*,⁺
Charles River Partnership XIV, LP	Venture Capital	06/30/2023	83,101	57,071	*,6
Charles River Partnership XV, LP	Venture Capital	06/30/2023	706,240	1,442,562	*,⁺,6
Charles River Partnership XVI, LP	Venture Capital	06/30/2023	4,442,265	7,751,399	*,⁺,6
CNK Fund IV, L.P.	Venture Capital	12/31/2023	5,070,107	13,010,332	*,⁺,8
CNK Seed Fund I, L.P.	Venture Capital	12/31/2023	1,693,201	3,408,624	*,⁺,8
Columbia Capital Equity Partners VI (QP), L.P.	Venture Capital	06/30/2023	231,054	258,238	8
Columbia Capital Equity Partners VII (QP), L.P.	Growth Equity	08/04/2023	220,225	311,372	*,⁺,8
Columbia Spectrum Partners VI-A, L.P.	Venture Capital	09/10/2024	44,500,000	61,857,982	*
Conversion Capital Fund II, LP	Venture Capital	09/30/2023	46,298	47,545	*,⁺
Craft Ventures Affiliates II, L.P.	Venture Capital	06/30/2023	174,577	364,987	*
Craft Ventures Growth I, L.P.	Venture Capital	06/30/2023	76,732	251,746	*,⁺
Craft Ventures III, L.P.	Venture Capital	06/30/2023	87,895	189,237	*,⁺
CRV SPV2-Z, LLC	Venture Capital	12/06/2024	5,285,066	7,018,343	*
DST Global IX, L.P.	Venture Capital	10/01/2023	15,374,849	31,931,745	*,⁺
DST Global VI, L.P.	Venture Capital	10/01/2023	2,206,878	4,318,282	*
DST Global VII, L.P.	Venture Capital	10/01/2023	7,449,723	21,169,753	*,⁺
DST Global VIII, L.P.	Venture Capital	10/01/2023	5,724,672	12,240,858	*,⁺
DST Investments XXI, L.P.	Venture Capital	10/01/2023	281,117	438,716	*
DSTG VII Investments-1, L.P.	Venture Capital	10/01/2023	253,192	437,499	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
DSTG VII Investments-4, L.P.	Venture Capital	10/01/2023	$58,052	$137,678	*
Elephant Partners I, L.P.	Growth Equity	04/12/2024	513,786	672,516	*,⁺
Elephant Partners II, L.P	Growth Equity	04/12/2024	563,549	782,829	*,⁺
Elephant Partners III, L.P.	Growth Equity	04/12/2024	387,439	790,007	*,⁺
Elephant Partners IV, L.P.	Growth Equity	04/12/2024	318,895	413,984	*,⁺
Emergence Capital Partners II, L.P.	Venture Capital	10/22/2024	1,771,885	1,755,015	*,⁺
Felicis Ventures VI, L.P.	Venture Capital	11/04/2022	15,445,552	19,148,073	*,8
Felicis Ventures VII, L.P.	Venture Capital	11/04/2022	14,105,574	21,167,460	*,⁺
Fika Ventures - A, L.P.	Venture Capital	01/09/2024	116,969	164,299
Fika Ventures, L.P.	Venture Capital	06/27/2023	933,803	1,745,375
Fingercheck Buyer SPV, LLC	Venture Capital	10/16/2024	30,156,802	33,268,030	*
First-Party Time VI LLC	Growth Equity	07/02/2024	13,350,066	18,986,906	*
Five Elms III Apptegy CV, L.P.	Growth Equity	12/20/2023	18,805,495	30,105,133	*,⁺
Frontier Continuation Fund V, LP	Venture Capital	11/20/2025	81,887,233	80,930,233	*,⁺
FTV - FA, L.P.	Growth Equity	07/11/2025	16,266,899	16,228,746	⁺
Gator Co-Invest LI, L.P.	Growth Equity	10/21/2025	26,833,534	26,498,517	*
Georgian Alignment Fund AS, LP	Venture Capital	10/31/2024	57,772,097	97,822,676	*,⁺
Glade Brook Private Investors XXXIV LP	Venture Capital	10/22/2025	1,126,815	1,544,961	*
Glade Brook Private Investors XXXVII LP	Venture Capital	05/14/2025	65,557,488	67,199,678	*
Glade Brook Strategic Growth IV LP	Venture Capital	04/15/2025	983,315	1,262,697	*,⁺
Greenoaks Capital MS LP - Jenner II Series	Venture Capital	06/06/2024	23,164,166	26,602,495	*,⁺
Group 11 Fund VI, L.P.	Venture Capital	12/22/2023	1,785,153	2,777,167	*,⁺
Hildred Capital Co-Invest-REBA, LP	Venture Capital	10/08/2024	21,627,000	28,854,820	*,⁺
Hildred Equity Partners III-A, LP	Venture Capital	10/08/2024	293,099	161,230	*,⁺
Hildred Perennial Partners I, LP	Venture Capital	12/22/2023	3,442,494	5,057,158	*,⁺
Imaginary Venture Capital TR-1, L.P.	Venture Capital	07/30/2024	13,350,000	12,499,165
Initialized III L.P.	Venture Capital	11/27/2024	26,012,207	32,700,811	*,⁺
Insight Partners Continuation Fund II, L.P.	Growth Equity	03/31/2023	16,690,871	23,244,447	*,⁺
Inspired Capital Shop, L.P.	Venture Capital	08/08/2025	4,371,750	4,354,793	*
Integrity Growth Partners Fund II, L.P	Growth Equity	07/31/2024	6,459,287	7,566,583	*,⁺
JMI Fuego Aggregator, L.P.	Growth Equity	06/26/2025	10,526,281	10,398,265	*,⁺
K1X Co-Invest, LLC	Venture Capital	09/05/2024	3,215,998	5,476,002	*
KA HINT, LLC	Venture Capital	03/13/2025	8,200,000	23,113,564	*
Lightspeed Venture Partners Select II, L.P.	Venture Capital	12/30/2022	655,654	763,325	*,⁺,6
Lightspeed Venture Partners Select IV, L.P.	Venture Capital	12/30/2022	1,090,071	1,899,312	*,⁺,6
Lightspeed Venture Partners X, L.P.	Venture Capital	12/30/2022	2,451,272	2,831,795	*,⁺,6
Lightspeed Venture Partners XI, L.P.	Venture Capital	12/30/2022	1,781,103	1,714,601	*,⁺,6
Lightspeed Venture Partners XII, L.P.	Venture Capital	12/30/2022	1,515,798	2,674,464	*,⁺,6
Lightspeed Venture Partners XIII, L.P.	Venture Capital	12/30/2022	1,452,630	2,538,381	*,⁺,6
Lightspeed W-I, LLC	Venture Capital	03/26/2024	13,434,105	37,606,194	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Lux Ventures IV, L.P.	Venture Capital	06/30/2023	$511,875	$856,894	*
Maple 3 VC, L.P.	Venture Capital	08/20/2024	618,902	886,123	*,⁺
Maple SPV-C2, LLC	Venture Capital	08/14/2024	1,754,230	7,067,777	*
March Capital Opportunity Fund II, L.P.	Venture Capital	09/30/2023	42,628	63,645	*
March Capital Partners Fund II, L.P.	Venture Capital	09/30/2023	34,781	55,840	*
Maroon Investors, L.P.	Growth Equity	07/14/2023	9,716,294	13,531,068	*,⁺
NEA Secondary Opportunity Fund, L.P.	Venture Capital	07/03/2024	7,963,496	15,824,160	*,⁺
Nexus Ventures VI, L.P.	Venture Capital	08/28/2023	130,815	377,579	*,⁺
Orkila Growth Fund III, LP	Growth Equity	09/29/2023	2,123,360	4,455,018	*,⁺,6
Orkila Growth Fund IV, LP	Growth Equity	09/29/2023	80,867	82,566	*,⁺,6
Otherwise Fund V, L.P.	Venture Capital	03/24/2025	445,500	440,401	*,⁺
Otherwise RP SPV, L.P.	Venture Capital	03/17/2025	13,330,236	15,688,460	*
Poplar DC Holdings, LP	Growth Equity	07/01/2024	39,414,217	37,721,099
Primary Select Fund II, L.P.	Venture Capital	04/28/2023	551,523	786,576	*
Project Heron, LLC	Venture Capital	10/07/2025	83,357,003	119,485,937	*,⁺
PSG Sequel-A L.P.	Growth Equity	01/30/2025	52,336,402	61,312,046	⁺
PVP SGSS I, LLC	Venture Capital	12/18/2023	4,212,937	4,201,390	*,⁺
PVP SGSS I-A, LLC	Venture Capital	12/18/2023	4,660,059	4,759,446	*,⁺
Resolve Growth Partners Fund I (Murray), L.P.	Venture Capital	10/01/2025	2,193,237	2,731,848	*,⁺
Resolve Growth Partners Fund I, L.P.	Venture Capital	10/01/2025	6,129,009	7,612,497	*,⁺
Resolve Growth Partners Fund II, L.P.	Growth Equity	09/30/2025	—	106,705	*,⁺,8
Rocket Fuel III LLC	Growth Equity	07/02/2024	13,336,155	15,644,364	*
Sands Capital Global Innovation Fund III-RP, L.P.	Venture Capital	09/10/2025	13,637,084	13,499,928	*
Sea Change IV LLC	Growth Equity	07/02/2024	1,813,312	2,986,128	*
SG VC Fund II, L.P	Venture Capital	12/05/2023	5,310,217	10,525,163	*
Shasta Ventures V, L.P.	Venture Capital	06/30/2024	5,428,648	5,860,916	*,⁺
Signal Peak Ventures III CIV-A, L.P.	Venture Capital	09/30/2024	4,604,235	9,341,335	*
Signal Peak Ventures III, L.P	Venture Capital	09/30/2024	5,036,890	8,854,847	*
Signal Peak Ventures IV, L.P	Venture Capital	11/01/2024	3,060,632	4,094,850	*,⁺
Silas Capital Partners II, L.P.	Venture Capital	03/15/2024	6,242,168	8,799,517	*,⁺
Silas-MBM LLC	Venture Capital	02/12/2024	783,832	1,369,911	*
SSG Fika VC, LLC	Venture Capital	01/03/2025	4,661,885	5,510,423	*
Standard Crypto Venture Fund I LP	Venture Capital	10/23/2024	1,677,003	3,385,106	*,⁺,8
StepStone BSV VC 2024 LLC	Venture Capital	08/14/2024	7,574,711	13,558,065	*
Stripes VI Crimson Co-Invest, LP	Venture Capital	01/17/2025	3,339,833	5,522,541	*
Stripes VI Rainier Co-Invest, LP	Growth Equity	10/24/2024	8,833,154	8,792,748	*
Stripes VI(A), LP	Growth Equity	07/17/2025	58,559,273	90,236,934	*,⁺
Stripes VII(A), LP	Venture Capital	07/25/2025	2,177,883	2,087,839	*,⁺
TCV Juniper Co, L.P.	Growth Equity	04/07/2025	9,185,368	8,933,193	*
Telescope FU Investor, LLC	Venture Capital	04/22/2025	11,678,940	14,248,216	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Thrive Capital Partners IX Growth-E, LLC	Venture Capital	01/14/2025	$2,884,226	$5,912,679	*
Thrive Capital Partners VIII Growth-B, LLC	Venture Capital	03/17/2023	10,888,611	24,494,962	*
TPG Tech Adjacencies II Stellar CI, L.P.	Venture Capital	10/21/2025	1,955,921	3,884,164	*
Troy Capital Partners Exploration Fund 2024, LP	Venture Capital	09/16/2024	19,394,809	64,335,346	*
TTCP Co-Invest CAN, LP	Growth Equity	03/19/2025	9,208,460	15,467,058	*,7
TTCP Fund III, L.P.	Growth Equity	03/20/2025	6,279,539	6,832,538	*,⁺,8
Turn/River Capital V (Co-Investment S), L.P.	Growth Equity	04/01/2025	4,770,495	4,767,554	*,⁺
Turn/River Capital VI (Co-Investment S), L.P.	Growth Equity	04/01/2025	6,914,505	6,910,735	*,⁺
Valor Equity Partners V L.P.	Venture Capital	10/01/2025	23,005,383	42,274,647	*,⁺
Valor M33 III L.P	Venture Capital	08/29/2024	4,750,660	17,655,244	*
Vy Space II LP	Venture Capital	10/29/2024	15,304,468	51,109,680	*,⁺
VYC25 Limited.	Venture Capital	03/10/2025	55,173,399	107,407,653	*
Who is John Galt, LP	Venture Capital	08/22/2025	9,360,076	9,121,165	*
Total North America			$1,367,308,907	$2,030,292,325
Rest of World - 1.4% of NAV
Coatue US 50 LLC - Series 1	Venture Capital	12/19/2024	$36,395,265	$42,378,870	*
Glade Brook Strategic Growth III LP	Venture Capital	04/21/2025	3,344,391	4,026,892	*
KWI Cyber Holdings LLC	Venture Capital	10/07/2025	—	—	*,⁺
MGR-CloudWalk LLC	Venture Capital	09/12/2024	3,035,785	4,037,110	*
SSMGR-C, LLC - Series 1	Venture Capital	10/21/2024	13,027,441	15,528,009	*
Total Rest of World			$55,802,882	$65,970,881
Total Non-Controlled/Non-Affiliated Secondary Investment Funds			$1,586,256,164	$2,288,972,091

Public Securities - Non-Controlled/Non-Affiliated - 0.0% of NAV					1,2
North America - 0.0% of NAV
Omada Health, Inc. (204 common shares)	Public Securities	12/04/2025	$3,548	$3,219	*,8,10
Rubrik, Inc. (319 common shares)	Public Securities	12/11/2025	27,778	24,397	*,6,10
ServiceNow, Inc. (878 common shares)	Public Securities	12/22/2025	137,565	134,501	*,6,10
Total North America			$168,891	$162,117
Total Non-Controlled/Non-Affiliated Public Securities			$168,891	$162,117

Short-Term Investments - Non-Controlled/Non-Affiliated - 1.2% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 3.67% (55,722,583 shares)	Money Market	N/A	$55,722,583	$55,722,583	10,11
Total Non-Controlled/Non-Affiliated Short-Term Investments			$55,722,583	$55,722,583
Total Non-Controlled/Non-Affiliated Investments - 100.5% of NAV			$3,242,985,510	$4,696,780,952

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Controlled/Affiliated - 0.3% of NAV					1,2,3,4
North America - 0.3% of NAV
BSV Star Queen, LLC	Venture Capital	10/15/2024	$4,450,000	$7,729,003	*
Defense Tech SVC BH SPV LLC	Venture Capital	10/17/2025	1,126,801	1,104,707	*,⁺
Terrain Opportunity I, LP	Venture Capital	02/26/2025	2,278,987	6,738,406	*
Total North America			$7,855,788	$15,572,116
Total Controlled/Affiliated Primary Direct Investments			$7,855,788	$15,572,116

Secondary Investment Funds - Controlled/Affiliated - 1.9% of NAV					1,2,3,4
North America - 1.9% of NAV
CRV XVIII-Z, LP	Venture Capital	10/10/2024	$11,009,502	$11,558,347	*
Fundomo ET001, LP	Venture Capital	06/23/2025	8,220,293	14,380,924	*
Fundomo Fund II, LP	Venture Capital	06/16/2025	163,182	159,102	*,⁺
Fundomo Sequel I, LP	Venture Capital	06/06/2025	1,121,876	1,113,267	*
Redpoint Omega IV-Y, L.P.	Venture Capital	11/18/2024	26,620,000	60,219,412	*
Total North America			$47,134,853	$87,431,052
Total Controlled/Affiliated Secondary Investment Funds			$47,134,853	$87,431,052
Total Controlled/Affiliated Investments - 2.2% of NAV			$54,990,641	$103,003,168
Total Investments - 102.7% of NAV			$3,297,976,151	$4,799,784,120
Liabilities in excess of other assets - (2.7)% of NAV				$(122,900,402)
Net Assets - 100.0% of NAV				$4,676,883,718

*	Investment is non-income producing.

⁺	Investment has been committed to but has not been fully funded.

1	Geographic region generally reflects the location of the investment manager or company.

2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.

3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.

4	The fair value of any Secondary Investment Fund, Secondary Direct Investment, Primary Investment, or Primary Direct Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).

5	The fair value of the investment was determined using significant unobservable inputs.

6	All or a portion of this security is held by SPRING Cayman II LLC.

7	All or a portion of this security is held by SPRING I LLC - Series A.

8	All or a portion of this security is held by SPRING Cayman LLC.

9	Investment is a simple agreement for future equity (SAFE) security.

10	The audited financial statements of the investment can be found at sec.gov.

11	The rate reported is the 7-day effective yield at the period end.

12	All or a portion of this security is held by SPRING Subsidiary LLC.